Condensed Interim Consolidated Statements of Loss (Parenthetical)			3 Months Ended
	Sep. 13, 2023	Oct. 26, 2022	Jun. 30, 2023
Subsequent Event [Line Items]
Stockholder equity reverse stock split		60:1 reverse stock split	60:1 reverse stock split
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholder equity reverse stock split	4:1 reverse stock split